Other operating items - Other Operating Items (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Other Operating Income (Loss) [Abstract]
Impairment of long lived assets		$ 0	$ (414)	$ 0	$ (696)
Loss on disposals	[1]	0	0	0	(245)
Other operating income	[1]	21	7	39	27
Total other operating items		$ 21	$ (407)	$ 39	$ (914)

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".